Basis of preparation (Policies)	6 Months Ended
Jun. 30, 2026
Basis of preparation.
Basis of preparation
(a)	Amendments to standards and annual improvements adopted
IFRS 9 and IFRS 7	Classification and Measurement of Financial Instruments and Contracts Referencing Nature-dependent Electricity (amendments)
IFRS 1, IFRS 7, IFRS 9, IFRS 10 and IAS 7	Annual Improvements to IFRS Accounting Standards — Volume 11

The adoption of the amendments to standards and annual improvements does not have material impact on the condensed consolidated interim financial statements of the Group.

(b)	New standards and amendments to standards issued that are not yet effective
Effective for annual periods beginning on or after
IFRS 18	Presentation and Disclosure in Financial Statements	January 1, 2027
IFRS 19	Subsidiaries without Public Accountability: Disclosures	January 1, 2027
IAS 21	Translation to a Hyperinflationary Presentation Currency (amendments)	January 1, 2027
IFRS 20	Regulatory Assets and Regulatory Liabilities	January 1, 2029
IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture (amendments)	To be determined

The Group is in the process of making an assessment of the impact of these new standards and amendments to standards upon initial application. The adoption of IFRS 18 will not affect the recognition or measurement of items in the condensed consolidated interim financial statements. It mainly has impacts on presentation and disclosure of income and expenses and adds new disclosure requirements on management—defined performance measures. Except for IFRS 18, none of these is expected to have significant impact on the Group in the current or future reporting periods and on foreseeable future transactions.